Restructuring and Integration Costs - Summary of Cost of Initiatives in Profit from Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Employee benefit costs	£ 0	£ (26)	£ 315
Depreciation, amortisation and impairment costs	0	39	220
Other operating income	0	0	(1)
Other operating expenses	0	(15)	237
Business combination integration cost	£ 0	£ (2)	£ 771